Intangible Assets	6 Months Ended
Jun. 30, 2021
Disclosure of intangible assets [text block] [Abstract]
INTANGIBLE ASSETS

8 (b). INTANGIBLE ASSETS

The additions to the intangible assets during the six-months period ended 30 June 2021 were USD 1,420 thousand (30 June 2020: USD 6 thousand). The amortization expense for the six-months period ended 30 June 2021 was USD 672 thousand (30 June 2020: USD 213 thousand).